Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Statements [Line Items]
Summary of Employee Related Share Based Compensation Expense

The Group recognized total employee-related share-based compensation expenses from all plans for the years ended December 31, 2024, 2023 and 2022 as set out below:

	Year ended December 31,
	2024	2023	2022
	(Euros in thousands)
Research and development expenses	(9,587)	(11,972)	(12,925)
General and administrative expenses	(8,055)	(8,733)	(9,645)
Total share-based compensation	(17,642)	(20,705)	(22,570)

Additional Grants Under 2020 Plan [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model	Immatics applied a Black-Scholes pricing model to estimate the fair value of the Service Options

	Year ended December 31,
	2024	2023	2022
Exercise price in USD	$10.24	$9.28	$9.39
Underlying share price in USD	$10.24	$9.28	$9.39
Volatility	101.93%	87.98%	85.44%
Time period (years)	6.04	6.06	6.07
Risk-free rate	4.08%	4.07%	3.48%
Dividend yield	0.00%	0.00%	0.00%

Summary of Employee Share Options

Service Options outstanding as of December 31, 2024:

	2024
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1,	9.87	7,757,974
Service Options granted in 2024	10.24	2,691,550
Service Options forfeited	11.25	202,520
Service Options exercised	9.92	91,844
Service Options expired	9.91	65,686
Service Options outstanding on December 31,	9.94	10,089,474
Service Options exercisable on December 31,	10.03	4,811,500
Weighted average remaining contract life (years)	7.41

Service Options outstanding as of December 31, 2023:

	2023
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1,	10.07	6,129,160
Service Options granted in 2023	9.28	2,004,838
Service Options forfeited	9.70	326,895
Service Options exercised	9.96	12,832
Service Options expired	10.85	36,297
Service Options outstanding on December 31,	9.87	7,757,974
Service Options exercisable on December 31,	10.06	3,048,090
Weighted average remaining contract life (years)	8.41

Service Options outstanding as of December 31, 2022:

	2022
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1,	10.57	3,725,619
Service Options granted in 2022	9.39	2,619,720
Service Options forfeited	10.63	182,832
Service Options exercised	10.40	16,312
Service Options expired	10.22	17,035
Service Options outstanding on December 31,	10.07	6,129,160
Service Options exercisable on December 31,	10.33	1,438,413
Weighted average remaining contract life (years)	8.87

Performance Based Options [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model	In addition to the probability of achieving the market capitalization performance criteria, the inputs used in the measurements of the fair value at grant date of the PSUs were as follows:

As of February 7, 2024
Exercise price in USD	$11.15
Underlying share price in USD	$11.15
Volatility	77.62%
Time period (years)	3.23
Risk-free rate	4.12%
Dividend yield	0.00%

Summary of Employee Share Options

PSUs outstanding as of December 31, 2024:

	2024
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1,	10.08	3,642,000
PSUs granted in 2024	11.15	50,000
PSUs forfeited	10.00	12,000
PSUs outstanding on December 31,	10.09	3,680,000
PSUs exercisable on December 31,	—	—
Weighted average remaining contract life (years)	5.60

PSUs outstanding as of December 31, 2023:

	2023
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1,	10.08	3,666,000
PSUs granted in 2023	—	—
PSUs forfeited	10.00	24,000
PSUs outstanding on December 31,	10.08	3,642,000
PSUs exercisable on December 31,	—	—
Weighted average remaining contract life (years)	6.55

PSUs outstanding as of December 31, 2022:

	2022
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1,	10.08	3,696,000
PSUs granted in 2022	—	—
PSUs forfeited	10.00	30,000
PSUs outstanding on December 31,	10.08	3,666,000
PSUs exercisable on December 31,	—	—
Weighted average remaining contract life (years)	7.55

Matching Stock Options [Member]
Statements [Line Items]
Summary of Employee Share Options

Matching Stock Options outstanding as of December 31, 2024:

	2024
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	10.00	1,342,648
Matching Stock Options forfeited	—	—
Matching Stock Options exercised	10.00	25,938
Matching Stock Options expired	10.00	912
Matching Stock Options outstanding on December 31,	10.00	1,315,798
Matching Stock Options exercisable on December 31,	10.00	1,315,798
Weighted average remaining contract life (years)	5.50

Matching Stock Options outstanding as of December 31, 2023:

	2023
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	10.00	1,348,004
Matching Stock Options forfeited	—	—
Matching Stock Options exercised	10.00	720
Matching Stock Options expired	10.00	4,636
Matching Stock Options outstanding on December 31,	10.00	1,342,648
Matching Stock Options exercisable on December 31,	10.00	1,342,648
Weighted average remaining contract life (years)	6.50

Matching Stock Options outstanding as of December 31, 2022:

	2022
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	10.00	1,406,468
Matching Stock Options forfeited	—	—
Matching Stock Options exercised	10.00	11,910
Matching Stock Options expired	10.00	46,554
Matching Stock Options outstanding on December 31,	10.00	1,348,004
Matching Stock Options exercisable on December 31,	10.00	1,348,004
Weighted average remaining contract life (years)	7.50

Converted Options [Member]
Statements [Line Items]
Summary of Employee Share Options

Converted Options outstanding as of December 31, 2024:

	2024
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1,	2.81	503,310
Converted Options forfeited	—	—
Converted Options exercised	1.22	23,207
Converted Options expired	1.24	2,261
Converted Options outstanding on December 31,	2.90	477,842
Converted Options exercisable on December 31,	2.90	477,842
Weighted average remaining contract life (years)	3.00

Converted Options outstanding as of December 31, 2023:

	2023
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1,	2.74	525,181
Converted Options forfeited	1.14	909
Converted Options exercised	1.24	20,951
Converted Options expired	0.85	11
Converted Options outstanding on December 31,	2.81	503,310
Converted Options exercisable on December 31,	2.81	503,310
Weighted average remaining contract life (years)	4.01

Converted Options outstanding as of December 31, 2022:

	2022
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1,	2.64	566,311
Converted Options forfeited	1.36	12,328
Converted Options exercised	1.24	20,337
Converted Options expired	1.35	8,465
Converted Options outstanding on December 31,	2.74	525,181
Converted Options exercisable on December 31,	2.75	392,258
Weighted average remaining contract life (years)	5.01